Commitments and Contingencies (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($) ft²	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) ft²	Dec. 31, 2023 USD ($)
Commitments and Contingencies [Line Items]
Percentage of asset disposition payment	27.50%		27.50%
Rent expense			$ 5,295	$ 53,451
Annual increase rate			4.00%
Global Stem Cell Group [Member]
Commitments and Contingencies [Line Items]
Area of land held (in Square Feet) | ft²	1,216		1,216
Rent expense	$ 26,139	$ 15,028	$ 98,551
Cancun Lease [Member]
Commitments and Contingencies [Line Items]
Area of land held (in Square Feet) | ft²	2,863		2,863
Rent expense	$ 6,341		$ 6,341
Security deposit	$ 11,725		$ 11,725
Tulum Trade Center [Member]
Commitments and Contingencies [Line Items]
Area of land held (in Square Feet) | ft²	1,647		1,647
Rent expense	$ 2,714		$ 2,714
Tulum Trade Center [Member] | Global Stem Cell Group [Member]
Commitments and Contingencies [Line Items]
Security deposit	$ 5,588		$ 5,588